Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Common Stock

We issued a total of 853,000 shares of common stock upon the conversion of 68,312 shares of Series D preferred stock.

We issued 677,883 shares of issuable common stock pursuant to the Upsider acquisition described in Note 12.

We issued 50,000 shares of common stock for services valued at $152,500. This amount is included in accrued expenses at March 31, 2021.

Common Stock Options

We granted an aggregate of 126,000 common stock options. The options have an exercise price of $3.25, vest over various periods through May 2023 and expire in five years.

Convertible Debentures

We issued 44,219 shares of common stock upon the conversion of $70,750 principal of convertible debentures.

Promissory Note Payable

We received $250,000 in proceeds from a promissory note dated May 6, 2021. The note bears interest at 12% per year and matures on May 6, 2023.

Business Acquisition

Effective May 10, 2021, we, through a wholly-owned subsidiary, entered into an Asset Purchase Agreement and Plan of Reorganization (the “APA”) with OneWire Holdings, LLC, a Delaware limited liability company (“OneWire”), to acquire all the assets and several liabilities of OneWire (the “OneWire Purchase”). As consideration for the OneWire Purchase, OneWire’s shareholders will receive a total of 388,318 shares (the “Consideration Shares”) of common stock, valued at $1,255,000, based on a price per share of $3.231894, the volume-weighted average price of the common stock for the 30-day period immediately prior to the Closing Date (as defined in the APA). 77,664 of the Consideration Shares are subject to forfeiture pursuant to APA provisions regarding a post-closing working capital adjustment and a revenue true-up and pursuant to OneWire’s indemnity obligations. The assets acquired in the APA consist primarily of sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets, along with a de minimis amount of other assets. OneWire’s expansive candidate database in financial services and candidate matching service amplify our reach to give employers and recruiters access to an even broader pool of specialized talent.

NOTE 16 — SUBSEQUENT EVENTS

Sale of Convertible Debentures

During January 2021, the Company entered into two Securities Purchase Agreements, effective January 5, 2021 and January 20, 2021 (the “Purchase Agreements”), with twenty accredited investors (the “Purchasers”). Pursuant to the Purchase Agreements, the Company agreed to sell to the Purchasers a total of (i) $2,799,000 in the aggregate principal amount of 12.5% Original Issue Discount Senior Subordinated Secured Convertible Debentures (the “Debentures”), and (ii) 1,749,375 common stock purchase warrants (the “Warrants”), which represents 100% warrant coverage. The Company received a total of $2,488,000 in gross proceeds from the offerings, taking into account the 12.5% original issue discount, before deducting offering expenses and commissions, including the placement agent’s commission of $241,270 (10% of the gross proceeds less $7,500 paid to its legal counsel) and fees related to the offering of the Debentures of approximately $90,500. The Company also agreed to issue to the placement agent, as additional compensation, 349,876 common stock purchase warrants exercisable at $2.00 per share (the “PA Warrants”). Joseph Gunnar & Co. LLC acted as placement agent for the offering of the Debentures.

The Debentures mature in January 2022 on the one year anniversary, subject to a six-month extension at the Company’s option. The Debentures bear interest at 8% per annum payable quarterly, subject to an increase in case of an event of default as provided for therein. The Debentures are convertible into shares of the Company’s common stock (the “Common Stock”) at any time following the date of issuance at the Purchasers’ option at a conversion price of $1.60 per share, subject to certain adjustments. The Debentures are subject to mandatory conversion in the event the Company closes an equity offering of at least $5,000,000 resulting in the listing of the Common Stock on a national securities exchange. The Debentures rank senior to all existing and future indebtedness of the Company and its subsidiaries, except for approximately $95,000 of outstanding senior indebtedness. In addition, the Debentures rank pari-passu with, and amounts owing thereunder shall be paid concurrently with, payments owing pursuant to and in connection with that certain offering by the Company of 12.5% Original Issue Discount Senior Subordinated Secured Convertible Debentures due May 28, 2021 consummated in May and June 2020 in the aggregate principal amount of $2,953,125. The Company may prepay the Debentures at any time at a premium as provided for therein.

The Warrants are exercisable for three years from the dates of the Purchase Agreements at an exercise price of $2.00 per share, subject to certain adjustments.

The Company’s obligations under the Purchase Agreement and the Debentures are secured by a first priority lien on all of the assets of the Company and its subsidiaries pursuant to Security Agreements, dated January 5, 2021 and January 20, 2021 (the “Security Agreements”) by and among the Company, its wholly-owned subsidiaries, and the Purchasers, subject to certain existing senior liens. The Company’s obligations under the Debentures are guaranteed by the Company’s subsidiaries.

The Purchase Agreement contains customary representations, warranties and covenants of the Company, including, among other things and subject to certain exceptions, covenants that restrict the ability of the Company and its subsidiaries, without the prior written consent of the Debenture holders, to incur additional indebtedness, including further advances under a certain preexisting secured loan, and repay outstanding indebtedness, create or permit liens on assets, repurchase stock, pay dividends or enter into transactions with affiliates. The Debentures contain customary events of default, including, but not limited to, failure to observe covenants under the Debentures, defaults on other specified indebtedness, loss of admission to trading on OTCQB or another applicable trading market, and occurrence of certain change of control events. Upon the occurrence of an event of default, an amount equal to 130% of the principal, accrued but unpaid interest, and other amounts owing under each Debenture will immediately come due and payable at the election of each Purchaser, and all amounts due under the Debentures will bear interest at an increased rate.

Pursuant to the Purchase Agreement, the Purchasers have certain participation rights in future equity offerings by the Company or any of its subsidiaries after the closing, subject to customary exceptions. The Debentures and the Warrants also contain certain price protection provisions providing for adjustment of the number of shares of Common Stock issuable upon conversion of the Debentures and/or exercise of the Warrants and the conversion or exercise price in case of future dilutive offerings.

Common Stock

We issued a total of 107,337 shares of common stock upon the conversion of $171,137 principal amount of convertible debentures, plus related accrued interest of $602.

We issued a total of 663,476 shares of common stock upon the conversion of 53,078 shares of Series D preferred stock.

We issued a total of 202,988 shares of common stock upon the conversion of 16,239 shares of Series F preferred stock.

We issued a total of 438,553 shares of common stock pursuant to the Scouted acquisition described below.

Series D Preferred Stock and Warrants

Pursuant to an agreement, 8,755 shares of Series D preferred stock and 5,000 Series D warrants were cancelled.

Business Acquisition

Effective January 31, 2021, the Company, through a wholly-owned subsidiary, acquired all assets of RLJ Talent Consulting, Inc., dba Scouted, a Delaware corporation (“Scouted”) (the “Scouted Asset Purchase”). As consideration in the Scouted Asset Purchase, Scouted shareholders will receive a total of 514,666 shares of our restricted common stock (valued at $1,441,065 based on a $2.80 per share grant date price), of which 76,113 shares of stock will be held in reserve, and an additional amount of $180,000 in cash consideration for a total purchase price of approximately $1.6 million. The Scouted Asset Purchase will be accounted for as a business acquisition. The assets acquired in the Scouted Asset Purchase consist primarily of sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets (the “Scouted Assets”), along with a de minimis amount of other assets. The Company will complete the purchase price allocation of the $1.6 million for the acquired intangible assets during 2021. The Company is utilizing the Scouted Assets to expand its video hiring solutions and curated talent solutions, through its Recruiting Solutions subsidiary.

Paycheck Protection Program Loan

In January 2021, the remaining Paycheck Protection Loan of $24,750 was forgiven.

Convertible Promissory Note

In February 2021, the holder of the November 2020 promissory note described in Note 9 elected to convert the $250,000 note, plus accrued interest, into $283,984 principal amount of convertible debentures (including 12.5% Original Issue Discount) based on the same terms as those issued in January 2021 (described above), plus 177,490 Warrants.